UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altai Capital Management, L.P.
Address: 152 West 57th Street
         10th Floor
         New York, NY  10019

13F File Number:  (To be determined after filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Toby E. Symonds
Title:     Managing Principal
Phone:     212-201-5763

Signature, Place, and Date of Signing:

     /s/ Toby E. Symonds     New York, NY/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $328,601 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPITALSOURCE INC              COM              14055X102     7563  1065208 SH       SOLE                  1065208        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    20469   739747 SH       SOLE                   739747        0        0
GENON ENERGY INC               COM              37244E107    10592  2779983 SH       SOLE                  2779983        0        0
ISHARES TR                     RUSSELL 2000     464287655   109536  1400000 SH  PUT  SOLE                  1400000        0        0
KNOT INC                       COM              499184109    10929  1106180 SH       SOLE                  1106180        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    20781  1695000 SH       SOLE                  1695000        0        0
MCMORAN EXPLORATION CO         COM              582411104    20538  1198258 SH       SOLE                  1198258        0        0
MEMC ELECTR MATLS INC          COM              552715104    10347   918888 SH       SOLE                   918888        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   112615  2070136 SH       SOLE                  2070136        0        0
THQ INC                        NOTE 5.000% 8/1  872443AB2     5231  5000000 PRN      SOLE                        0        0  5000000